Schedule of Income (Loss) Per Share Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Loss for the year	$ (2,012,056)	$ (1,347,113)	$ (190,321)
Basic weighted average number of common shares outstanding	131,305,254	131,481,983	131,340,989
Diluted weighted average number of common shares outstanding	131,305,254	131,481,983	131,340,989
Basic loss per common share outstanding	$ (0.02)	$ (0.01)	$ (0.00)
Diluted loss per common share outstanding	$ (0.02)	$ (0.01)	$ (0.00)